Short-Term Bank Credit And Loans (Tables)	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Schedule Of Short-Term Bank Credit And Loans

		December 31,
	Interest %	2015	2014
Short-term bank credit	1.85%	$—	$557
		$—	$557